Supplement to the
Fidelity's Michigan Municipal Funds
March 1, 2022
Prospectus

On November 16, 2022, Fidelity® Michigan Municipal Money Market Fund did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity® Michigan Municipal Money Market Fund and Fidelity® Municipal Money Market Fund. In light of the failure to attain quorum, Fidelity® Michigan Municipal Money Market Fund will liquidate pursuant to a plan of liquidation approved by the Fidelity® Michigan Municipal Money Market Fund’s Board of Trustees on July 14, 2022. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about January 13, 2023. This date may be changed without notice at the discretion of the fund’s officers. Effective after the close of business on December 1, 2022, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

MIS-MIF-22-02 1.475738.142	December 1, 2022

Supplement to the
Fidelity's Ohio Municipal Funds
March 1, 2022
Prospectus

On November 16, 2022, Fidelity® Ohio Municipal Money Market Fund did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity® Ohio Municipal Money Market Fund and Fidelity® Municipal Money Market Fund. In light of the failure to attain quorum, Fidelity® Ohio Municipal Money Market Fund will liquidate pursuant to a plan of liquidation approved by the Fidelity® Ohio Municipal Money Market Fund’s Board of Trustees on July 14, 2022. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about January 13, 2023. This date may be changed without notice at the discretion of the fund’s officers. Effective after the close of business on December 1, 2022, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

OFS-OFR-22-02 1.475823.141	December 1, 2022

Supplement to the
Fidelity's Pennsylvania Municipal Funds
March 1, 2022
Prospectus

On November 16, 2022, Fidelity® Pennsylvania Municipal Money Market Fund did not receive sufficient votes of shareholders to attain quorum with respect to the proposal to approve an Agreement and Plan of Reorganization between Fidelity® Pennsylvania Municipal Money Market Fund and Fidelity® Municipal Money Market Fund. In light of the failure to attain quorum, Fidelity® Pennsylvania Municipal Money Market Fund will liquidate pursuant to a plan of liquidation approved by the Fidelity® Pennsylvania Municipal Money Market Fund’s Board of Trustees on July 14, 2022. The fund will no longer pursue its stated investment objective and fund assets will be managed to provide for sufficient liquidity prior to liquidation. The fund is expected to liquidate on or about January 13, 2023. This date may be changed without notice at the discretion of the fund’s officers. Effective after the close of business on December 1, 2022, new positions in the fund may no longer be opened. Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.

PFR-22-02 1.479534.143	December 1, 2022